FINANCING RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of loans receivable portfolio

	2012	2011
	(In thousands)

One- to four-family residential	$249,202	$290,808
Multi-family residential	23,866	26,210
Construction	1,243	4,390
Commercial	67,166	63,394
Consumer	1,691	2,210
	343,168	387,012
Less:
Undisbursed portion of loans in process	933	1,478
Deferred loan origination fees	(339)	(209)
Allowance for loan losses	2,160	1,447

	$340,414	$384,296

Schedule of financing receivable recorded investment

	One-to four Family Residential	Multi-family Residential	Construction		Commercial	Consumer	Total

Purchased loans	$96,671	$10,352	$-		$35,005	$2,054	$144,082
Credit quality discount	(1,630)	(159)	-		(2,137)	(1,079)	(5,005)
Purchased loans
book value (3)	95,041	10,193	-		32,868	975	139,077
Originated loans (1)	154,161	13,673	1,243	(2)	34,298	716	204,091
Ending balance	$249,202	$23,866	$1,243		$67,166	$1,691	$343,168

(1)	Includes loans held for sale
(2)	Before consideration of undisbursed Loans-in-process
(3)	Loans purchased in acquisition of First Franklin

Schedule of financing receivable recorded investment credit Impaired and non impaired purchased loans receivable

	Non-impaired Purchased Loans	Credit Impaired Purchased Loans
One-to-four family residential (1)	$91,058	$3,983
Multi-family residential	9,131	1,062
Construction	-	-
Commercial	24,347	8,521
Consumer	894	81
Total	$125,430	$13,647

(1)	Includes home equity lines of credit